Acquisitions - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Goodwill that is expected to be deductible for tax purposes	£ 0	£ 62